Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME FOR THE YEAR	$ 593,837	$ 807,482	$ 852,428
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	2,151	(3)	(243)
Income tax related to the above	(581)	1	66
Total items that will not be reclassified to the income statements	1,570	(2)	(177)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	17,493	2,834	(214,835)
Cash flow hedge	203,254	254,743	(236,816)
Income tax related to the above	(59,602)	(70,895)	122,987
Total items that will be reclassified to the income statements	161,145	186,682	(328,664)
Other comprehensive income for the year, net of tax	162,715	186,680	(328,841)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	756,552	994,162	523,587
Attributable to:
Shareholders of the Bank	741,332	978,979	513,910
Non-controlling interests	$ 15,220	$ 15,183	$ 9,677